Subsequent Events	6 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

19.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the condensed consolidated financial statements through the date of issuance of these condensed consolidated financial statements.

Approval of Dividends

On November 14, 2011, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,926 million, that were paid on December 8, 2011 to the shareholders of record on September 30, 2011.

Tax Reform

On November 30, 2011, the Japanese Diet enacted two tax related laws: "Amendment to the 2011 Tax Reform" and "Special Measures to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake." The changes under the new laws include a limitation on the use of net operating loss carryforwards to 80% of taxable income, a two-year increase in the carryforward period of certain net operating loss carryforwards to a nine-year period, and an approximately 5% reduction in the effective statutory rate of corporate income tax from 40.6% to 35.6%. While the reduction in the effective statutory rate will be effective for the fiscal year beginning on or after April 1, 2012, a temporary surtax levied on corporate income taxes to fund the earthquake recovery efforts will cause the effective statutory rate of corporate income tax to be approximately 38.0% for the three year period between April 1, 2012 and March 31, 2015. The enactment of the new laws will affect the recoverability of deferred tax assets and the realization of deferred tax liabilities recorded in the balance sheet at March 31, 2012 as well as the MUFG Group's income tax expenses for the fiscal periods ending on and after March 31, 2012. Because it is difficult to determine the amounts of temporary differences or other tax attributes (e.g., tax credits or carryforwards) at an interim date, the MUFG Group is unable to estimate the impact of the tax law changes at this time.